Accounting policies - Credit and debt valuation adjustments (CVA, DVA) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Amount of CVA	€ 351.0
Change in CVA (as a percent)		8.80%
Amount of DVA	€ 261.0
Change in DVA (as a percent)		18.90%
Credit spread change (as a percent)	30.00%
Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Increase in exposure	€ 2,183.0
Bonds, Long-term Repurchase Agreements, And Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Level reclassifications into Level 3	€ 1,300.0